AB Growth Fund
SUMMARY INFORMATION AB GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 68 of this Prospectus, in Appendix B--Financial Intermediary Waivers and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 129 of the Fund's Statement of Additional Information ("SAI").

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Growth Fund	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none	none	none	none
Exchange Fee	none		none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Growth Fund		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.18%	0.19%	0.20%	0.18%	0.26%	0.20%	0.02%
Other Expenses		0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Total Other Expenses		0.25%	0.26%	0.27%	0.25%	0.33%	0.27%	0.10%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.02%	2.03%	1.01%	1.59%	1.28%	0.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement		1.25%	2.01%	2.02%	1.00%	1.58%	1.27%	0.85%
[1]	In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Growth Fund - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	$ 547	$ 604	$ 305	$ 102	$ 161	$ 129	$ 87
After 3 Years	807	833	636	321	501	405	273
After 5 Years	1,086	1,087	1,092	557	865	701	476
After 10 Years	$ 1,882	$ 2,152	$ 2,358	$ 1,235	$ 1,888	$ 1,544	$ 1,060

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period.
Expense Example, No Redemption - AB Growth Fund - USD ($)	CLASS B	CLASS C
After 1 Year	$ 204	$ 205
After 3 Years	633	636
After 5 Years	1,087	1,092
After 10 Years	$ 2,152	$ 2,358

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a domestic portfolio of equity securities of companies selected by the Fund's Adviser for their growth potential within various market sectors. When selecting securities, the Adviser looks for companies that have experienced management teams, strong market positions, and the potential to deliver greater-than-expected earnings growth rates.

In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser's internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser's research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and clear competitive advantages.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds ("ETFs"). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2017, the year-to-date unannualized return for Class A shares was 24.11%.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 15.47%, 1ST QUARTER, 2012; AND WORST QUARTER WAS DOWN -22.97%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Total Returns - AB Growth Fund		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1],[2]	(2.86%)	12.53%	6.09%
CLASS A | Return After Taxes on Distributions	[1],[2]	(3.09%)	11.75%	5.72%
CLASS A | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	(1.42%)	10.01%	4.90%
CLASS B	[2]	(3.30%)	12.60%	5.87%
CLASS C	[2]	(0.31%)	12.66%	5.77%
ADVISOR CLASS	[2]	1.70%	13.83%	6.87%
CLASS R	[2]	1.14%	13.23%	6.38%
CLASS K	[2]	1.47%	13.60%	6.72%
CLASS I	[2]	1.83%	13.97%	7.07%
Russell 3000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	[2]	7.39%	14.44%	8.28%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Includes the impact of proceeds of a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the 1-Year period ended July 31, 2016, by 0.22%.